Cover Page	Jul. 01, 2025
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 01, 2025
Entity Registrant Name	XEROX CORPORATION
Entity Central Index Key	0000108772
Entity Emerging Growth Company	false
Title of 12(b) Security	Xerox Holdings Corporation Common Stock, $1.00 par value
Trading Symbol	XRX
Security Exchange Name	NASDAQ
Entity File Number	001-04471
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0468020
Entity Address, Address Line One	401 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1056
City Area Code	203
Local Phone Number	849-5216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	On July 2, 2025, Xerox Corporation, a Delaware corporation (“Xerox Corporation” or “Xerox”), and Xerox Holdings Corporation a Delaware corporation (“Holdings”), filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”), which reported that on July 1, 2025, the Company completed the acquisition of Lexmark International II, LLC (“Lexmark”), pursuant to the Equity Purchase Agreement (the “Purchase Agreement”), dated as of December 22, 2024, by and between Xerox, Ninestar Group Company Limited (the “Seller”) and Lexmark. This first amendment to the Original 8-K (“Amendment No. 1”) is being filed for the purpose of satisfying the Company’s undertaking to file the consolidated financial statements and pro forma financial statements required by Item 9.01 of Form 8-K. This Amendment No. 1 should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K.
XEROX HOLDINGS CORPORATION
Entity Information [Line Items]
Entity Registrant Name	XEROX HOLDINGS CORPORATION
Entity Central Index Key	0001770450
Entity Emerging Growth Company	false
Entity File Number	001-39013
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	83-3933743